UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 17605 Wright Street,  Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

            Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

5/31

Date of reporting period:  8/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

KKM ARMOR Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014

Contracts^		Value
	OPTIONS PURCHASED* - 12.9%
	CALL OPTIONS PURCHASED - 8.5%
	S&P 500 Index
74	Expiration October 2014, Exercise Price $1,960.00	$ 426,240
	S&P 500 Index
74	Expiration October 2014, Exercise Price $1,980.00	317,830
	S&P 500 Index
74	Expiration October 2014, Exercise Price $2,000.00	222,370
	S&P 500 Index
74	Expiration October 2014, Exercise Price $2,020.00	142,080
	S&P 500 Index
74	Expiration October 2014, Exercise Price $2,040.00	81,770
	S&P 500 Index
74	Expiration October 2014, Exercise Price $2,060.00	42,920
	S&P 500 Index
74	Expiration October 2014, Exercise Price $2,080.00	20,350
	S&P 500 Index
74	Expiration October 2014, Exercise Price $2,100.00	9,435
	TOTAL CALL OPTIONS PURCHASED (Cost - $726,002)	1,262,995

	PUT OPTIONS PURCHASED - 4.4%
	S&P 500 Index
107	Expiration September 2014, Exercise Price $1,960.00	75,970
	S&P 500 Index
74	Expiration October 2014, Exercise Price $1,680.00	8,510
	S&P 500 Index
74	Expiration October 2014, Exercise Price $1,700.00	11,470
	S&P 500 Index
74	Expiration October 2014, Exercise Price $1,720.00	13,690
	S&P 500 Index
74	Expiration October 2014, Exercise Price $1,740.00	15,170
	S&P 500 Index
74	Expiration October 2014, Exercise Price $1,760.00	19,055
	S&P 500 Index
74	Expiration October 2014, Exercise Price $1,780.00	22,755
	S&P 500 Index
74	Expiration October 2014, Exercise Price $1,800.00	26,270
	S&P 500 Index
74	Expiration October 2014, Exercise Price $1,820.00	32,930
	S&P 500 Index
74	Expiration October 2014, Exercise Price $1,840.00	40,330
	S&P 500 Index
74	Expiration October 2014, Exercise Price $1,860.00	47,730
	S&P 500 Index
74	Expiration October 2014, Exercise Price $1,880.00	59,200

KKM ARMOR Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014

Contracts^		Value
	PUT OPTIONS PURCHASED - 4.4% (Continued)
	S&P 500 Index
74	Expiration October 2014, Exercise Price $1,900.00	$ 74,000
	S&P 500 Index
74	Expiration October 2014, Exercise Price $1,920.00	93,240
	S&P 500 Index
74	Expiration October 2014, Exercise Price $1,940.00	117,290
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,267,735)	657,610

	TOTAL OPTIONS PURCHASED (Cost - $1,993,737)	1,920,605

Shares	SHORT-TERM INVESTMENTS - 34.2%
	MONEY MARKET FUND - 34.2%
5,060,642	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Share Class, 0.01%+	5,060,642
	(Cost - $5,060,642)

	TOTAL INVESTMENTS - 47.1% (Cost - $7,054,379) (a)	$ 6,981,247
	OTHER ASSETS IN EXCESS OF LIABILITIES - 52.9%	7,833,759
	NET ASSETS - 100.00%	$ 14,815,006

Contracts^		Value
	OPTION CONTRACTS WRITTEN* - (3.4) %
	CALL OPTIONS WRITTEN - (3.4) %
	S&P 500 Index
(107)	Expiration September 2014, Exercise Price $1,960.00	$ (499,690)
	TOTAL OPTIONS WRITTEN	(499,690)
	(Premiums Received - $475,223)

Number of		Unrealized
Contracts Long (Short)		Appreciation (Depreciation)
	FUTURE CONTRACTS
2,457	CBOE VIX, September 2014	$ 763,470
	(Underlying Notional Amount $33,906,600)
(2,173)	CBOE VIX, October 2014	(643,890)
	(Underlying Notional Amount $31,617,150)
	TOTAL FUTURE CONTRACTS	$ 119,580

* Non-income producing security.
+ Money market fund; interest rate reflects seven-day effective yield on August 31, 2014.
^ Each option contract allows the holder the option to purchase or sell 100 shares of the underlying security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $6,579,156, excluding futures, and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:
	Unrealized appreciation:	$ 536,993
	Unrealized depreciation:	(634,592)
	Net unrealized depreciation:	$ (97,599)

KKM U.S. Equity ARMOR Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014

Contracts^		Value
	OPTIONS PURCHASED* - 2.3%
	CALL OPTIONS PURCHASED - 1.6%
	S&P 500 Index
20	Expiration October 2014, Exercise Price $1,960.00	$ 115,200
	S&P 500 Index
20	Expiration October 2014, Exercise Price $1,980.00	85,900
	S&P 500 Index
20	Expiration October 2014, Exercise Price $2,000.00	60,100
	S&P 500 Index
20	Expiration October 2014, Exercise Price $2,020.00	38,400
	S&P 500 Index
20	Expiration October 2014, Exercise Price $2,040.00	22,100
	S&P 500 Index
20	Expiration October 2014, Exercise Price $2,060.00	11,600
	S&P 500 Index
20	Expiration October 2014, Exercise Price $2,080.00	5,500
	S&P 500 Index
20	Expiration October 2014, Exercise Price $2,100.00	2,550
	TOTAL CALL OPTIONS PURCHASED (Cost - $230,268)	341,350

	PUT OPTIONS PURCHASED - 0.7%
	S&P 500 Index
20	Expiration October 2014, Exercise Price $1,680.00	2,300
	S&P 500 Index
20	Expiration October 2014, Exercise Price $1,700.00	3,100
	S&P 500 Index
20	Expiration October 2014, Exercise Price $1,720.00	3,700
	S&P 500 Index
20	Expiration October 2014, Exercise Price $1,740.00	4,100
	S&P 500 Index
20	Expiration October 2014, Exercise Price $1,760.00	5,150
	S&P 500 Index
20	Expiration October 2014, Exercise Price $1,780.00	6,150
	S&P 500 Index
20	Expiration October 2014, Exercise Price $1,800.00	7,100
	S&P 500 Index
20	Expiration October 2014, Exercise Price $1,820.00	8,900
	S&P 500 Index
20	Expiration October 2014, Exercise Price $1,840.00	10,900
	S&P 500 Index
20	Expiration October 2014, Exercise Price $1,860.00	12,900
	S&P 500 Index
20	Expiration October 2014, Exercise Price $1,880.00	16,000
	S&P 500 Index
20	Expiration October 2014, Exercise Price $1,900.00	20,000

PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014

Contracts^		Value
	PUT OPTIONS PURCHASED - 0.7% (Continued)
	S&P 500 Index
20	Expiration October 2014, Exercise Price $1,920.00	$ 25,200
	S&P 500 Index
20	Expiration October 2014, Exercise Price $1,940.00	31,700
	TOTAL PUT OPTIONS PURCHASED (Cost - $280,471)	157,200

	TOTAL OPTIONS PURCHASED (Cost - $510,739)	498,550

Shares	SHORT-TERM INVESTMENTS - 26.0%
	MONEY MARKET FUND - 26.0%
5,725,403	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Share Class, 0.01%+	5,725,403
	(Cost - $5,725,403)

	EXCHANGE TRADED FUND - 55.5%
	EQUITY FUND - 55.5%
60,883	SPDR S&P 500 ETF Trust	12,219,827
	(Cost - $12,030,112)

	TOTAL INVESTMENTS - 83.8% (Cost - $18,266,254) (a)	$ 18,443,780
	OTHER ASSETS IN EXCESS OF LIABILITIES - 16.2%	3,559,071
	NET ASSETS - 100.00%	$ 22,002,851

Number of		Unrealized
Contracts Long (Short)		Appreciation (Depreciation)
	FUTURE CONTRACTS
665	CBOE VIX, September 2014	$ 160,030
	(Underlying Notional Amount $9,177,000)
(588)	CBOE VIX, October 2014	(132,160)
	(Underlying Notional Amount $8,555,400)
	TOTAL FUTURE CONTRACTS	$ 27,870

* Non-income producing security.
+ Money market fund; interest rate reflects seven-day effective yield on August 31, 2014.
^ Each option contract allows the holder the option to purchase or sell 100 shares of the underlying security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $18,266,254, excluding futures, and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:
	Unrealized appreciation:	$ 300,797
	Unrealized depreciation:	(123,271)
	Net unrealized appreciation:	$ 177,526

KKM Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2014

The following is a summary of significant accounting policies followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -- This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

KKM Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2014 in valuing the Funds' assets and liabilities carried at fair value:

KKM ARMOR:
Assets	Level 1	Level 2	Level 3	Total
Options Purchased	$ 1,920,605	$ -	$ -	$ 1,920,605
Short-Term Investments	$ 5,060,642	-	-	$ 5,060,642
Future Contracts*	$ 119,580	-	-	$ 119,580
Total	$ 7,100,827	$ -	$ -	$ 7,100,827
Liabilities	Level 1	Level 2	Level 3	Total
Option Contracts Written	$ 499,690	$ -	$ -	$ 499,690

KKM U.S. Equity ARMOR:
Assets	Level 1	Level 2	Level 3	Total
Options	$ 498,550	$ -	$ -	$ 498,550
Short-Term Investments	$ 5,725,403	-	-	$ 5,725,403
Exchange Traded Fund	$ 12,219,827	-	-	$ 12,219,827
Future Contracts*	$ 27,870	-	-	$ 27,870
Total	$ 18,471,650	$ -	$ -	$ 18,471,650
* includes cumulative unrealized gain on open futures contracts.
The Funds did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the current period.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The following is a summary of the unrealized gain of the derivative instruments utilized by the Funds as of August 31, 2014 categorized by risk exposure:
KKM ARMOR:
	Risk Exposure Category	Unrealized Gain (Loss) at 8/31/2014
Futures	Equity contracts	$ 119,580
Options	Equity contracts	(97,599)
		$ 21,981
KKM U.S. Equity ARMOR:
	Risk Exposure Category	Unrealized Gain (Loss) at 8/31/2014
Futures	Equity contracts	$ 27,870
Options	Equity contracts	(12,189)
		$ 15,681

The derivative instruments outstanding as of August 31, 2014 and unrealized gains and losses on derivative instruments as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the Funds.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

KKM Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2014

Futures Contracts –  The Funds are subject to equity risk in the normal course of pursuing their investment objectives.  The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio.  If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Underlying Investment in Other Investment Companies - The Funds currently invests a portion of its assets in the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio ("Portfolio") and SPDR S&P 500 ETF Trust ("Trust").  The Funds may redeem its investment from the Portfolio and Trust at any time if the Adviser determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of the Funds may be directly affected by the performance of the Portfolio and Trust.  The financial statements of the Portfolio and Trust, including the portfolio of investments, can be found at www.morganstanley.com and www.spdrs.com, respectively, or the Securities and Exchange Commission’s website, www.sec.gov and should be read in conjunction with the Funds' financial statements.  As of August 31, 2014, the percentage of the KKM ARMOR Fund's net assets invested in the Portfolio was 34.2%; the percentage of the KKM U.S. Equity ARMOR Fund's net assets invested in the Portfolio and Trust were 26.0% and 55.5%, respectively.

The number of option contracts written and the premiums received by the Funds during the period ended August 31, 2014 were as follows:
	KKM ARMOR Fund
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	-	$ -
Options written	1,222	847,323
Options closed	(1,115)	(372,100)
Options exercised	-	-
Options expired	-	-
Options outstanding, end of period	107	$ 475,223

	KKM U.S. Equity ARMOR Fund
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	-	$ -
Options written	803	174,235
Options closed	(695)	(160,912)
Options exercised	(60)	(10,119)
Options expired	(48)	(3,204)
Options outstanding, end of period	-	$ -

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

10/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

10/29/14

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

10/29/14